AMG Pantheon Fund, LLC and AMG Pantheon Master Fund, LLC (the “Funds”) are relying on the order issued by the U.S. Securities and Exchange Commission (the “Order”) on March 25, 2020 (Release No. IC-33824) with respect to their annual reports to shareholders and annual Form N-CEN reports for the fiscal year ended March 31, 2020 due to the challenges in the timely delivery to AMG Pantheon Master Fund, LLC of underlying portfolio fund financial information. The Funds transmitted their annual reports to shareholders not later than 45 days after the original May 30, 2020 due date, and are hereby filing their annual Form N-CEN reports not later than 45 days after the original June 14, 2020 due date.